Tower Obligations Future Minimum Payments (Details) $ in Millions	Dec. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 184
2018	184
2019	184
2020	185
2021	185
Thereafter	1,164
Total	$ 2,086